Leases - Schedule of Operating Leases Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Operating Leases Expenses [Abstract]
Operating lease right-of-use assets, net	$ 359		$ 606
Lease liabilities, current	258		544
Lease liabilities, non-current	32		21
Total operating lease liabilities	290		$ 565
Lease cost
Amortization of right-of-use assets	430	$ 392
Interest of operating lease liabilities	10	25
Total Lease cost	$ 440	$ 417
Weighted-average remaining lease term	3 months 14 days	10 months 2 days
Weighted-average discount rate	3.94%	4.30%